Licenses And Goodwill	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Goodwill and Intangible Assets Disclosure

NOTE 9 LICENSES AND GOODWILL

Changes in TDS' licenses and goodwill are presented below. See Note 8—Acquisitions, Divestitures and Exchanges for information regarding transactions which affected licenses and goodwill during the periods.

Licenses

	U.S.		Non-Reportable
(Dollars in thousands)	Cellular (1)	TDS Telecom	segment (2)	Total

Balance December 31, 2010	$1,457,326	$2,800	$—	$1,460,126
Acquisitions (3)	4,406	—	15,220	19,626
Exchanges	11,842	—	—	11,842
Other	2,420	—	—	2,420
Balance December 31, 2011	$1,475,994	$2,800	$15,220	$1,494,014

Balance December 31, 2009	$1,440,225	$2,800	$—	$1,443,025
Acquisitions	17,101	—	—	17,101
Balance December 31, 2010	$1,457,326	$2,800	$—	$1,460,126

Goodwill

	U.S.	TDS	Non-Reportable
(Dollars in thousands)	Cellular (1)	Telecom (4)	segment (2)	Total

Assigned value at time of acquisition	$622,681	$465,312	$3,802	$1,091,795
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2010	288,781	435,872	3,802	728,455
Acquisitions	—	68,107	515	68,622
Balance December 31, 2011	$288,781	$503,979	$4,317	$797,077

Assigned value at time of acquisition	$617,222	$450,156	$3,802	$1,071,180
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2009	283,322	420,716	3,802	707,840
Acquisitions	—	15,156	—	15,156
Other (5)	5,459	—	—	5,459
Balance December 31, 2010	$288,781	$435,872	$3,802	$728,455

  Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

  ''Non-Reportable segment'' consists of amounts related to Suttle-Straus and Airadigm. See Note 8 — Acquisitions, Divestitures and Exchanges for additional information related to Airadigm.

  Does not include amounts reported as Assets held for sale in the Consolidated Balance Sheet.

  Remaining goodwill at TDS Telecom is attributed to the ILEC business segment.

  Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to licenses and goodwill.

Impairment Assessments

TDS performs its annual impairment assessment of its licenses and goodwill in the fourth quarter of each year. No impairment of goodwill or licenses resulted from the assessments performed in 2011 or 2010. In 2009, the assessment resulted in no impairment of goodwill and an impairment loss of $14.0 million on licenses. The entire impairment loss related to licenses in developed operating markets (built licenses).